Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 637,000,000.00
Total Fee Amount	87,969.70
Total Offset Amount	0.00
Net Fee	$ 87,969.70
Offering Table N/A
Offset Table N/A	N/A